FEDERAL HOME LOAN BANK ADVANCES	3 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
FEDERAL HOME LOAN BANK ADVANCES [Abstract]
FEDERAL HOME LOAN BANK ADVANCES

NOTE 9 - FEDERAL HOME LOAN BANK ADVANCES

At December 31, 2013, September 30, 2013 and 2012, advances from the Federal Home Loan Bank were as follows (in thousands):

	December 31,	September 30,
	2013	2013	2012

Maturities January 2014 through June 2024, fixed rate at rates from 0.12% to 6.70%, weighted average rate of 1.88% at at December 31, 2013 and, 2.94% at September 30, 2013 and 2.95% at September 30, 2012	$19,958	$13,230	$17,672

Rates on advances were as follows (in thousands):

	December 31,	September 30,
	2013	2013	2012

0.00% - 1.75%	$7,500	$-	$-
1.76% - 2.75%	6,408	6,660	8,868
2.76% - 3.75%	4,778	5,216	6,899
3.76% - 4.75%	1,201	1,276	1,788
4.76% - 5.75%	-	-	-
5.76% - 6.75%	71	78	117
	$19,958	$13,230	$17,672

Each advance is payable at its maturity date, with a prepayment penalty for fixed rate advances. The advances were collateralized by all of the Association's one to four family first mortgage loans under a blanket lien arrangement at December 31, 2013, September 30, 2013 and 2012 and the Association's FHLB stock. Based on this collateral and the Association's holdings of FHLB stock, the Association is eligible to borrow up to a total of $54,126,000 at December 31, 2013 and $60,854,000 at September 30, 2013.

Payments contractually required over the next five years as of December 31, 2013 and September 30, 2013 are as follows (in thousands):

	December 31,	September 30,
2014	$11,425	$3,796
2015	2,763	2,948
2016	2,222	2,385
2017	1,779	1,908
2018	1,359	1,505
Thereafter	410	688
Total	$19,958	$13,230

NOTE 5: FEDERAL HOME LOAN BANK ADVANCES

Advances from the FHLB at September 30, 2014 and December 31, 2013 were as follows: (in thousands)

	September 30,	December 31,
	2014	2013

Maturities October 2014 through September 2024, fixed rate at rates from 0.14% to 6.70%, weighted average rate of 1.46% at September 30, 2014 and 1.88% at December 31, 2013	$20,598	$19,958

Payments contractually required over the next five years are as follows (in thousands):

September 30,
2015	$14,111
2016	2,385
2017	1,908
2018	1,505
2019	576
Thereafter	113
Total	$20,598